Intangibles And Goodwill (Intangibles Subject To Amoritzation) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 524	$ 522	$ 523
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	1,111	1,013
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	587	491
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	489	481	471
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	995	897
Software [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	506	416
Software Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2	2	8
Software Under Construction [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2	2
Software Under Construction [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	0	0
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	33	39	$ 44
Customer Relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	114	114
Customer Relationships [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 81	$ 75